Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2021
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

	2021 £’000	2020 £’000
Trade receivables	£88,086	£60,474
Prepayments	6,150	6,779
Accrued income	15,790	8,694
Research and development tax credit	3,400	3,688
Other receivables	4,877	2,979
Total trade and other receivables	£118,303	£82,614
The following table presents the trade receivables and accrued income ageing intervals and the allocation of the expected credit loss allowance as of 30 June 2021 and 30 June 2020:

	2021 £’000		2020 £’000
	Trade receivables and accrued income - gross	Expected credit loss allowance	Trade receivables and accrued income - gross	Expected credit loss allowance
Current	84,088	(1,212)	61,521	(248)
1 - 30 days overdue	6,106	(15)	3,900	(666)
31 - 60 days overdue	5,330	(225)	2,034	(743)
61 - 90 days overdue	2,919	(105)	1,915	(792)
Over 90 days overdue	8,971	(1,980)	3,382	(1,135)
Total	107,414	(3,537)	72,752	(3,584)

The gross and net amounts of trade receivables and accrued income were as follows:

	2021 £’000	2020 £’000
Trade receivables - gross	£91,589	£64,058
Expected credit loss allowance	(3,503)	(3,584)
Trade receivables - net	£88,086	£60,474

	2021 £’000	2020 £’000
Accrued income - gross	£15,824	£8,694
Expected credit loss allowance	(34)	—
Accrued income - net	£15,790	£8,694
Movements in the expected credit loss allowance were as follows:

	2021 £’000	2020 £’000
As at 1 July	£3,584	£437
Provided in the year	5,866	4,274
Released in the year	(5,851)	(1,077)
Utilised in the year	(11)	(28)
Effect of foreign exchange translations	(51)	(22)
As at 30 June	£3,537	£3,584